Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 738,362	$ 492,034	$ 2,748,412	$ 2,258,521	$ 2,237,927
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	142,642	97,639	(261,605)	(101,766)	160,516
Revenue earning equipment expenditures	(3,252,980)	(2,648,695)	(9,613,239)	(9,454,311)	(8,440,872)
Proceeds from disposal of revenue earning equipment	2,237,878	2,009,336	7,125,096	7,850,442	7,518,446
Property and equipment expenditures	(80,060)	(74,222)	(312,786)	(281,695)	(179,209)
Proceeds from disposal of property and equipment	23,456	47,631	137,694	53,814	38,905
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0	0	(6,173)
Acquisitions, net of cash acquired	(2,784)	(147,314)	(1,905,168)	(227,081)	(47,571)
Proceeds from disposal of business	0		84,497	0	0
Purchase of short-term investments, net			0	(32,891)	3,491
Other investing activities	(469)	(140)	(1,779)	586	2,726
Net cash used in investing activities	(932,317)	(715,765)	(4,747,290)	(2,192,902)	(943,568)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities			0	0	(258)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,201,582	264,599	2,237,280	3,062,479	2,635,713
Payment of long-term debt	(298,628)	(453,279)	(952,144)	(3,649,300)	(2,954,233)
Short-term borrowings:
Proceeds	128,785	40,650	438,387	460,890	490,490
Payments	(195,326)	(243,276)	(1,280,143)	(1,194,056)	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(31,986)	325,247	1,273,164	(57,329)	1,026,070
Distributions to noncontrolling interest			0	(23,100)	(18,200)
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0
Payment of dividends and return of capital	(467,248)	0	(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan	1,202	985	4,275	3,577	3,208
Loan from Hertz Global Holdings, Inc.	(929)	(13,553)	(13,220)	(984)	(6,173)
Purchase of noncontrolling interest	0	(38,000)	(38,000)	0	0
Payment of financing costs	(15,402)	(4,217)	(49,433)	(91,482)	(78,151)
Net cash provided by (used in) financing activities	322,050	(120,844)	1,595,166	(1,512,255)	104,517
Effect of foreign exchange rate changes on cash and cash equivalents	(7,558)	7,953	5,739	3,838	(10,337)
Net decrease in cash and cash equivalents during the period	120,537	(336,622)	(397,973)	(1,442,798)	1,388,539
Cash and cash equivalents at beginning of period	533,235	931,208	931,208	2,374,006	985,467
Cash and cash equivalents at end of period	653,772	594,586	533,235	931,208	2,374,006
Parent
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	(16,676)	(85,386)	1,677,648	1,000,597	337,055
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(19,948)	(12,892)	11,981	(28,570)	19,932
Revenue earning equipment expenditures	(53,781)	(44,339)	(88,120)	(142,134)	(188,057)
Proceeds from disposal of revenue earning equipment	33,717	32,664	79,390	163,330	169,451
Property and equipment expenditures	(48,897)	(39,489)	(173,053)	(189,562)	(92,415)
Proceeds from disposal of property and equipment	12,193	39,597	67,370	23,952	4,311
Capital contributions to subsidiaries	(283,100)	(1,362,719)	(4,267,118)	(3,549,088)	(1,544,332)
Return of capital from subsidiaries	356,274	1,340,884	1,829,256	2,590,025	1,877,095
Loan to Parent From Non-Guarantor	0	0	0	490,273	(6,173)
Acquisitions, net of cash acquired	0	0	(1,708,520)	(214,384)	(35)
Proceeds from disposal of business	0		0
Purchase of short-term investments, net			0	(32,891)	3,183
Other investing activities	0	0	0	0	0
Net cash used in investing activities	(3,542)	(46,294)	(4,248,814)	(1,379,322)	249,133
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities			0	0	(258)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250,000	260,000	2,210,000	2,455,309	1,209,866
Payment of long-term debt	(5,606)	(451,104)	(650,407)	(3,596,295)	(73,342)
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	(14,949)	(26,775)	(29,224)	(2,615)
Proceeds (payments) under the revolving lines of credit, net	440,000	145,000	220,000	(29,128)	(18,907)
Distributions to noncontrolling interest				0	0
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	20,923	(165,110)	385,108	490,273	0
Payment of dividends and return of capital	(467,248)	0	(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan	1,202	985	4,275	3,577	3,208
Loan from Hertz Global Holdings, Inc.	(929)	(13,553)	(13,220)	(984)	(6,173)
Purchase of noncontrolling interest		(38,000)	(38,000)	0	0
Payment of financing costs	(5,239)	(3,554)	(35,215)	(81,229)	(29,111)
Net cash provided by (used in) financing activities	233,103	(280,285)	2,030,766	(810,651)	1,059,668
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	212,885	(411,965)	(540,400)	(1,189,376)	1,645,856
Cash and cash equivalents at beginning of period	24,602	565,002	565,002	1,754,378	108,522
Cash and cash equivalents at end of period	237,487	153,037	24,602	565,002	1,754,378
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	141,861	209,743	690,292	773,170	88,941
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	1,271	5,647	13,596	(2,662)	(17,514)
Revenue earning equipment expenditures	(132,612)	(132,572)	(763,610)	(670,056)	(96,452)
Proceeds from disposal of revenue earning equipment	48,321	88,322	276,342	170,522	75,139
Property and equipment expenditures	(8,422)	(18,816)	(32,022)	(29,696)	(14,137)
Proceeds from disposal of property and equipment	2,316	3,215	11,839	9,263	10,416
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	0	0	0	0	0
Acquisitions, net of cash acquired	(2,784)	(147,314)	(196,648)	(2,100)	(43,789)
Proceeds from disposal of business	0		0
Purchase of short-term investments, net				0	94
Other investing activities	0	0	0	(13,602)	0
Net cash used in investing activities	(91,910)	(201,518)	(690,503)	(538,331)	(86,243)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities					0
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	0	0	0	0
Payment of long-term debt	(5)	(4)	(18)	(17)	(68)
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	0	0	0	0
Proceeds (payments) under the revolving lines of credit, net	(2,589)	(1,135)	(1,262)	(229,778)	(3,515)
Distributions to noncontrolling interest				0	0
Capital contributions received from parent	0	0	0	0	0
Loan to Parent From Non-Guarantor	(30,000)	0	0
Payment of dividends and return of capital	0	0	0	0	0
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	(103)	(319)	(3,316)	(2,817)	0
Net cash provided by (used in) financing activities	(32,697)	(1,458)	(4,596)	(232,612)	(3,583)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	17,254	6,767	(4,807)	2,227	(885)
Cash and cash equivalents at beginning of period	2,578	7,385	7,385	5,158	6,043
Cash and cash equivalents at end of period	23,806	14,152	2,578	7,385	5,158
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	839,311	526,814	1,155,789	1,038,124	2,193,486
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	161,319	104,884	(287,182)	(70,534)	158,098
Revenue earning equipment expenditures	(3,066,587)	(2,471,784)	(8,761,509)	(8,642,121)	(8,156,363)
Proceeds from disposal of revenue earning equipment	2,155,840	1,888,350	6,769,364	7,516,590	7,273,856
Property and equipment expenditures	(22,741)	(15,917)	(107,711)	(62,437)	(72,657)
Proceeds from disposal of property and equipment	8,947	4,819	58,485	20,599	24,178
Capital contributions to subsidiaries	0	0	0	0	0
Return of capital from subsidiaries	0	0	0	0	0
Loan to Parent From Non-Guarantor	9,077	165,110	(385,108)	0	0
Acquisitions, net of cash acquired	0	0	0	(10,597)	(3,747)
Proceeds from disposal of business	0		84,497
Purchase of short-term investments, net				0	214
Other investing activities	(469)	(140)	(1,779)	14,188	2,726
Net cash used in investing activities	(754,614)	(324,678)	(2,630,943)	(1,724,585)	(773,695)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities					0
Cash flows from financing activities:
Proceeds from issuance of long-term debt	951,582	4,599	27,280	607,170	1,425,847
Payment of long-term debt	(293,017)	(2,171)	(301,719)	(52,988)	(2,880,823)
Short-term borrowings:
Proceeds	128,785	40,650	438,387	460,890	490,490
Payments	(195,326)	(228,327)	(1,253,368)	(1,164,832)	(968,334)
Proceeds (payments) under the revolving lines of credit, net	(469,397)	181,382	1,054,426	201,577	1,048,492
Distributions to noncontrolling interest				(23,100)	(18,200)
Capital contributions received from parent	283,100	1,362,719	4,267,118	3,549,088	1,544,332
Loan to Parent From Non-Guarantor	0	0	0	(490,273)
Payment of dividends and return of capital	(582,408)	(1,500,021)	(2,604,573)	(3,143,395)	(2,258,650)
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	(10,060)	(344)	(10,902)	(7,436)	(49,040)
Net cash provided by (used in) financing activities	(186,741)	(141,513)	1,616,649	426,974	(1,665,886)
Effect of foreign exchange rate changes on cash and cash equivalents	(7,558)	(7,953)	5,739	3,838	(10,337)
Net decrease in cash and cash equivalents during the period	(109,602)	68,576	147,234	(255,649)	(256,432)
Cash and cash equivalents at beginning of period	506,055	358,821	358,821	614,470	870,902
Cash and cash equivalents at end of period	392,479	427,397	506,055	358,821	614,470
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	(226,134)	(159,137)	(775,317)	(553,370)	(381,555)
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	0	0	0	0	0
Revenue earning equipment expenditures	0	0	0	0	0
Proceeds from disposal of revenue earning equipment	0	0	0	0	0
Property and equipment expenditures	0	0	0	0	0
Proceeds from disposal of property and equipment	0	0	0	0	0
Capital contributions to subsidiaries	283,100	1,362,719	4,267,118	3,549,088	1,544,332
Return of capital from subsidiaries	(356,274)	(1,340,884)	(1,829,256)	(2,590,025)	(1,877,095)
Loan to Parent From Non-Guarantor	(9,077)	(165,110)	385,108	(490,273)	0
Acquisitions, net of cash acquired	0	0	0	0	0
Proceeds from disposal of business	0		0
Purchase of short-term investments, net				0	0
Other investing activities	0	0	0	0	0
Net cash used in investing activities	(82,251)	(143,275)	2,822,970	1,449,336	(332,763)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities					0
Cash flows from financing activities:
Proceeds from issuance of long-term debt	0	0	0	0	0
Payment of long-term debt	0	0	0	0	0
Short-term borrowings:
Proceeds	0	0	0	0	0
Payments	0	0	0	0	0
Proceeds (payments) under the revolving lines of credit, net	0	0	0	0	0
Distributions to noncontrolling interest				0	0
Capital contributions received from parent	(283,100)	(1,362,719)	(4,267,118)	(3,549,088)	(1,544,332)
Loan to Parent From Non-Guarantor	9,077	165,110	(385,108)	490,273
Payment of dividends and return of capital	582,408	1,500,021	2,604,573	3,143,395	2,258,650
Proceeds from employee stock purchase plan	0	0	0	0	0
Loan from Hertz Global Holdings, Inc.	0	0	0	0
Purchase of noncontrolling interest		0	0
Payment of financing costs	0	0	0	0	0
Net cash provided by (used in) financing activities	308,385	302,412	(2,047,653)	(895,966)	714,318
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net decrease in cash and cash equivalents during the period	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0